Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2024

Investments		Geographic Region	Shares	Cost	Fair Value	% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f) - 73.1%
Apollo Hybrid Value Fund, L.P. (a)(e)		Americas		$ 10,669,801	$ 12,870,334	8.8%		$ 2,200,533
Apollo Investment Fund VI L.P. (a)		Americas		84,646	84,694	0.1		48
Apollo Investment Fund X L.P. (a)(e)		Americas		2,984,955	3,289,266	2.2		304,311
Bain Capital Fund X, L.P. (a)		Americas		6,343,102	6,022,244	4.1		(320,858)
Bain Capital Special Situations Asia, L.P. (a)(e)(g)		Asia		3,280,210	4,264,555	2.9		984,345
Blackstone Capital Partners IX LP (a)(e)		Americas		-	(27,347)	(0.0)	(i)	(27,347)
Blackstone Partners V LP (a)		Americas		15,912	13,931	0.0	(h)	(1,981)
Blackstone Partners VIII LP (a)(e)		Americas		2,323,052	2,800,846	1.9		477,794
Bridge Debt Strategies Fund II LP (a)(e)		Americas		797,198	583,978	0.4		(213,220)
Carlyle Direct Alternative Opportunities Fund II (a)(e)		Americas		3,816,506	4,055,256	2.8		238,750
Carlyle Partners VIII, L.P. (a)(e)		Americas		5,918,551	6,299,028	4.3		380,477
Ellington Private Opportunities Partners II LP (a)(c)(e)		Americas		10	2,346,663	1.6		2,346,653
Ellington Private Opportunities Partners III LP (a)(e)		Americas		1,830,000	2,607,977	1.8		777,977
Guggenheim Private Debt Fund 2.0, LLC (a)(e)		Americas		562,410	87,441	0.1		(474,969)
Hellman & Friedman Capital Partners X LP (a)(e)		North America & Europe		427,654	467,206	0.3		39,552
KKR Americas Fund XII L.P. (a)(e)		Americas		1,614,650	2,456,334	1.7		841,684
KKR Asian Fund III L.P. (a)(e)		Asia		2,746,490	3,358,507	2.3		612,017
KKR European Fund V (a)(e)		Europe		2,693,120	2,740,815	1.9		47,695
KKR Indigo Equity Partners (a)(e)		Americas		1,955,062	2,266,474	1.5		311,412
KKR North America Fund XI L.P. (a)(e)		Americas		5,533,578	3,250,384	2.2		(2,283,194)
KKR North America Fund XIII L.P. (a)(e)		Americas		2,846,194	3,248,957	2.2		402,763
Silver Lake Alpine II, L.P. (a)(e)		Americas		3,800,221	4,473,566	3.0		673,345
Silver Lake Partners VII, L.P. (a)(e)		Americas		3,151,766	3,482,252	2.4		330,486
TPG Healthcare Partners, L.P. (a)(e)		Americas		4,524,681	5,980,379	4.1		1,455,698
TPG Partners VIII, L.P. (a)(e)		Americas		5,996,538	9,006,881	6.2		3,010,343
TPG Partners IX L.P. (a)(e)		Americas		5,277,355	5,722,853	3.9		445,498
Warburg Pincus Global Growth, L.P. (a)(e)		Global		7,091,766	12,178,176	8.3		5,086,410
Warburg Pincus Global Growth 14, L.P. (a)(e)		Global		2,340,600	3,116,699	2.1		776,099
TOTAL PRIVATE FUNDS				$ 88,626,028	$ 107,048,349	73.1%		$ 18,422,321

BUSINESS DEVELOPMENT COMPANIES - 1.4%
Nuveen Churchill Direct Lending Corp. (e)		Americas	2,301,600	7,210,006	1,966,029	1.4%		(5,243,977)
TOTAL BUSINESS DEVELOPMENT COMPANIES				$ 7,210,006	$ 1,966,029	1.4%		$ (5,243,977)

EXCHANGE-TRADED FUNDS - 9.9%
FIXED INCOME - 9.9%
Invesco Senior Loan ETF		Americas	95,374	2,013,243	2,009,530	1.3%		(3,713)
Janus Henderson AAA CLO ETF		Americas	108,541	5,526,135	5,504,114	3.8		(22,021)
Janus Henderson B-BBB CLO ETF		Americas	101,400	4,998,645	4,984,824	3.4		(13,821)
SPDR Blackstone Senior Loan ETF		Americas	48,362	2,023,949	2,018,146	1.4		(5,803)
TOTAL EXCHNAGE-TRADED FUNDS				$ 14,561,972	$ 14,516,614	9.9%		$ (45,358)

MUTUAL FUNDS - 11.8%
OPEN END FUNDS - 11.8%
Credit Suisse Floating Rate High Income Fund - Institutional Class		Americas	326,147	2,062,673	2,064,512	1.4%		1,839
DoubleLine Core Fixed Income Fund - Class I		Americas	535,331	5,010,698	4,887,572	3.3		(123,126)
Guggenheim- Total Return Bond Fund - Institutional Class		Americas	230,318	5,480,053	5,400,957	3.7		(79,096)
Princeton Premium Fund - Class I (b)		Americas	420,086	5,069,431	4,957,017	3.4		(112,414)
TOTAL MUTUAL FUNDS				$ 17,622,855	$ 17,310,058	11.8%		$ (312,797)

SHORT TERM INVESTMENT - 5.5%
First American Government Obligations Fund - Class X 4.41% (d)(e)			8,235,591	8,235,591	8,235,591	5.5%
TOTAL SHORT TERM INVESTMENT				$ 8,235,591	$ 8,235,591	5.5%

TOTAL INVESTMENTS - 101.7% (Cost - $136,256,452)					$ 149,076,641
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%					(2,547,701)
NET ASSETS - 100.0%					$ 146,528,940

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Securities are restricted to resale.
(b)	Affiliated fund.
(c)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(d)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2024.
(e)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.
(f)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of December 31, 2024. The Underlying Funds may include investments of the indicated fund along with any combined affiliated partnerships
(g)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(h)	Percentage rounds to less than 0.1%.
(i)	Negative balances represent accrued fund expenses and will be offset with future capital calls.